BULLFINCH FUND, INC.
2 LANTERN LANE
HONEOYE FALLS, NEW YORK  14472
(716)  624-3150
1-888-BULLFINCH
(1-888-285-5346)

Semi-Annual Report
December 31, 2001

Management's Discussion of Fund Performance

February 25, 2002

Dear Fellow Shareholders:

We are very pleased to present the December 2002 Semi-Annual Report of the Bullfinch Fund, Inc. This report contains the statements for both the Unrestricted Series and the Western New York Series.

We have all, in one way or another, been touched by the tragic events of September 11th. Our hearts go out to our friends and colleagues who have suffered. Now is the time for all Americans to focus on defeating the intent of those responsible for this horror. Americans never give up. Americans never surrender. Americans - these United States - do one thing especially well. We succeed.

Certainly, the events, and the uncertainties they have produced, have upset the markets. In an already slowing economy, many investors are quite understandably concerned. While no industry has been left unscathed, we - and our clients - were fortunate to have virtually no exposure to the three industries that have suffered the most: Airlines, Insurance and Entertainment/Leisure.

Though our portfolios are off their peaks, our conservative long-term investment discipline still produced positive returns over the calendar year 2001. During the year 2001, the Unrestricted Series was up 16.73% and the Western New York Series was up an even higher amount - 17.69%. Indeed, the Unrestricted Series was ranked fourth in the nation by the Wall Street Journal's Annual Mutual Fund Rankings. (Keep in mind that last popular indices Like the S&P500 and NASDAQ fell 13% and 21% respectively.) We've been careful to lock in some of our gains and continue to purchase stocks of dominant companies. We continued to buy stocks even as the market tumbled.

Why? After the invasion of Kuwait in 1990, the market delivered a return of more than 30% the following year. During the Cuban Missile Crisis in 1962, the market sank, but returned more than 20% in the next year. After Japan's surprise attack on Pearl Harbor 60 years ago, the market grew by more than 20% the following year.

As long-term investors, we need to do two very important things: First, we will continue our focus on reducing downside risk. This means selling stocks that have appreciated beyond our sell targets and, sometimes for defensive purposes, keeping some of our holdings on the sidelines by investing in relatively short-term fixed-income instruments. Second, we will continue to monitor market volatility that results from anxiety and constantly look for excellent long-term investments. While past results can never guarantee future results, history constantly shows that unexpected tragic events lead to a sharp market sell-off that is followed by an often equally dramatic rebound.

We wish to thank our shareholders for expressing their confidence in us and wish them continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President

UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
December 31, 2001

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2001 (UNAUDITED)


ASSETS

Investments in securities, at fair value,
 identified cost $1,272,346                           		 $ 1,486,483

Cash                                                      		     262,540

Accrued interest and dividends                               	       2,472

Prepaid expenses                                                         2,198

Organization expenses, net of accumulated
 amortization of $3,292                                       	          46
                                               			       -----------
Total assets                                            	         1,753,739
                                                          		 ===========
LIABILITIES
Accounts payable                                            	       6,551

Payable due to Western NY Series 				                      18
                                                         	       -----------
Total Liabilities					                               6,569

NET ASSETS
Net assets (equivalent to $12.98
 based on 134,599.838 shares of stock outstanding)                 $ 1,747,170
                                                        	       ===========

COMPOSITION OF NET ASSETS
   Shares of common stock                              	       $ 1,531,298

   Accumulated net investment loss                                       1,735

   Net unrealized appreciation of investments        		           214,137
                                                         	       -----------

Net assets at December 31, 2001                            	       $ 1,747,170
                                                        		 ===========

        The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2001 (UNAUDITED)

                                           Historical
Common Stocks - 100%                Shares     Cost  		Value

Computer software - 12.4%
      Microsoft Corp.		      1,000	     55,519		66,250
      Network Associates, Inc.        700      15,650       18,095
      Oracle			      3,800	     51,851		52,478
      Synopsis, Inc.                  800      33,580       47,256
                                   		  ---------    ---------
                                              156,600      184,079
Utilities - 11.9%
      Chesapeake Utilities Corp.	2,300	     42,159	      45,540
      Empire District Electric Co.  1,250      21,665       26,250
      Hawaiian Electric             1,250      41,040       50,350
      Northwestern Corp.		2,600      59,748       54,730
                                   		  ---------    ---------
                                              164,612	     176,870
Computers - Hardware - 8.0%
      Compaq Computer Corp.         3,200      43,350       31,232
      Dell Computer Corp.           1,750      80,811       88,335
                                   		  ---------    ---------
                                              124,161      119,667
Semiconductors - 7.4%
      Intel, Inc.	                  2,650      89,588	      83,343
      Motorola, Inc.                1,800      28,404       27,036
                                   		  ---------    ---------
                                              117,992      110,379
Retail - General - 7.3%
      Dollar General Corporation    3,052      42,397       45,475
      Family Dollar Stores, Inc.    1,950	     31,662	      58,461
                                   		  ---------    ---------
                                               74,059	     108,936
Leisure and Recreational -  6.8%
      Hasbro, Inc.                  1,400      16,142       22,722
      Mattel, Inc.                  4,550      52,852       78,260
                                   		  ---------    ---------
                                               68,994      100,982
Banking and Finance - 6.6%
      Fiserv, Inc.                  1,500      21,566       63,480
      National City Corp.           1,200      28,461       35,088
                                   		  ---------    ---------
                                               50,027       98,568

Telecommunications Services - 6.4%
      AT&T Corporation              2,000      44,130       36,280
      AT&T Wireless                   321	      7,380	       4,613
      Worldcom, MCI Group             100	        851        1,270
      Worldcom, Group               3,800      52,653       53,504
                                   		  ---------    ---------
                                              105,014       95,667

Tobacco Products - 5.7%
      Phillip Morris                1,850      40,459       84,823


Electrical Equipment - 5.5%
      Baldor Electric Company       1,850      36,962       38,665
      Corning, Inc.                 4,800      73,035	      42,816
                                   		  ---------    ---------
                                              109,997	      81,481

Medical Products and Supplies - 4.6%
      Dentsply Intl, Inc.           1,350      30,400       67,770

Office Equipment - 4.5%
      Diebold, Inc.                 1,650      41,068       66,726

Instruments - 3.3%
      Checkpoint Systems, Inc.      3,700      32,717       49,580

Computers - Networking - 3.3%
      Cisco Systems                 2,700	     77,637	      48,897


Foods and Beverages - 3.2%
      Conagra Foods Inc.            1,600	     34,352	      38,032
      Pepsico Incorporated            200       6,975        8,840
                                   		  ---------    ---------
                                               41,327       46,872

Commercial Services - 2.3%
      Paychex, Inc.                 1,000      27,637       34,850


Shoes and Leather - 0.9%
      Wolverine World Wide            900       8,477       13,545


Entertainment - 0.1%
      Walt Disney Holding Co.          48       1,166          995
                                   		  ---------    ---------
TOTAL COMMON STOCKS                       $ 1,272,346  $ 1,486,483
                                            =========    =========


        The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2001 TO DECEMBER 31 2001 AND
FOR THE YEARS ENDED JUNE 30, 2001, 2000 AND 1999 (UNAUDITED)

                                        12/2001    6/2001    6/2000    6/1999
INVESTMENT INCOME:
   Dividends                           $ 13,384   $ 21,239  $ 22,196  $ 10,720
   Interest                                   -          -         -     2,990
                                       --------   --------  --------  --------
                                       $ 13,384	  $ 21,239  $ 22,196  $ 13,710


EXPENSES:
   Management Fees                        9,193     15,099    12,199     8,102
   Reimbursement of Management Fees	          -	         -      (258)   (1,479)
   Legal and Professional                 3,062	     6,063     4,000     3,750
   Directors' Fee                           403	       800       600       600
   Amortization                             291	       581       581       581
   Fidelity Bond                            435        491       491       520
   Taxes                                    277	       150       350       502
   Registration Fees                        545      1,029       960     1,246
   Bank Service Charges                     658	     1,000       535       917
   Dues and Subscriptions                   378	        83        88       144
                                       --------   --------  --------  --------
                                         15,242     25,295    19,546    14,883
                                       --------   --------  --------  --------
Investment income(loss) - net            (1,858)    (4,056)    2,650    (1,173)
                                       --------   --------  --------  --------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
 Realized gain (loss) from
    securities transactions              32,423	      (463)   95,873   (21,740)
 Unrealized appreciation (depreciation)
    during the period                   (45,991)   216,095   (10,427)   48,330
                                       --------   --------  --------  --------
Net gain (loss) on investments          (13,568)   215,632    85,446    26,590
                                       --------   --------  --------  --------

INCREASE  IN NET ASSETS
   RESULTING FROM OPERATIONS          $ (15,426) $ 211,576  $ 88,096  $ 25,417
                                      =========  =========  ========  ========



UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 1, 2001 TO DECEMBER 31, 2001 AND
FOR THE YEARS ENDED JUNE 30, 2001,2000 AND 1999 (UNAUDITED)

                                        12/2001    6/2001    6/2000    6/1999
INCREASE IN NET ASSETS FROM OPERATIONS:
   Investment income (loss) - net    $ (  1,858) $ (4,056)  $ 2,650   $ (1,173)
   Net realized gains (loss) from
     securities transactions             32,423      (463)   95,873    (21,740)
   Net change in unrealized appreciation
   of investments                       (45,991)  216,095   (10,427)    48,330
                                       --------   --------  --------  --------
Increase (Decrease) in net assets
     from operations                    (15,426)  211,576    88,096     25,417


CAPITAL SHARE TRANSACTIONS:
  Sales (20,979.562,22,285.066;
    11,736.574; and 33,858.650)         264,136   254,526   140,586    363,607
  Redemptions (1,522.757, 3,214.621;
    4,763.031; and 21,814.254 shares)   (17,263)  (38,032)  (55,077)  (225,795)
                                       --------   --------  --------  --------
  Total capital share transactions      246,873	  216,494    85,509    137,812
                                       --------   --------  --------  --------
  Increase in net assets                231,447   428,070   173,605    163,229


NET ASSETS:
   Beginning of period                1,515,723  1,087,653  914,048    750,819
                                       --------   --------  --------  --------
   End of period                     $1,747,170	$1,515,723 $1,087,653 $914,048
                                      =========  =========  ========= ========

        The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001


(1)  The Organization

     The Unrestricted Series (the "Series") is a series of the Bullfinch
     Fund, Inc. (the "Fund"), which was organized as a corporation in Mary-land on January 29, 1997, and commenced operations on February 1, 1997. The Fund had no operations prior to February 1, 1997 other than matters relating to its organization and registration as an open-end, non-divers-ified management investment company under the Investment Company Act of 1940, and its registration of securities under the Securities Act of 1933. On February 1, 1997, the Series sold 11,247.184 shares of common stock ("initial shares") to its initial, joint tenant investors.

     The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)  Summary of Significant Accounting Policies

     Cash -

     Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

     Security Valuation -

     The Series records its investments at fair value.

     Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

     Federal Income Taxes -

     For federal income tax purposes, the Series expects to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

     Organization Expenses -

     Organization expenses are being amortized over a 60-month period.

     The Series' initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Series' operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

     Distributions to Shareholders -

     The Series has distributed its net investment income and net realized capital gains to its shareholders on June 28, 2000, December 29, 1998, and June 30,1998 in the form of stock dividends equal to 8,561.674, 172.798,and 297.096 shares of stock.

     Other -

     The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3)  Investments

     For the period 7/1/01 through 12/31/01, the Series purchased $287,158 of common stock. During the same period, the Series sold $193,181 of common stock.

     For the year ended June 30, 2001, the Series purchased $456,897 of common stock. During the same period, the Series sold $322,569 of common stock.

     For the year ended June 30, 2000, the Series purchased $745,095 of common stock. During the same period, the Series sold $462,049 of common stock.

     For the year ended June 30, 1999, the Series purchased $317,227 of common stock. During the same period, the Series sold $100,392 of U.S. Government obligations and $195,720 of common stock.

     At December 31, 2001, the gross unrealized appreciation for all Securities totaled $308,635 and the gross unrealized depreciation for all securities totaled $94,498, or a net unrealized appreciation of $214,137. The aggregate cost of securities for federal income tax purposes at December 31, 2001 was $1,272,346.

     At June 30, 2001, the gross unrealized appreciation for all securities totaled $383,335 and the gross unrealized depreciation for all securities totaled $124,990, or a net unrealized appreciation of $258,345. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $1,153,324.

     At June 30, 2000, the gross unrealized appreciation for all securities totaled $149,794 and the gross unrealized depreciation for all securities totaled $107,544, or a net unrealized appreciation of $42,250. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $1,019,460.

     At June 30, 1999, the gross unrealized appreciation for all securities totaled $134,100 and the gross unrealized depreciation for all securities totaled $81,423, or a net unrealized appreciation of $52,677. The aggre-gate cost of securities for federal income tax purposes at June 30, 1999 was $640,542.



(4)  Investment Advisory Agreement

     Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC,subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Series' portfolio which includes selecting the investments and handling its business affairs.

     As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

     Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)  Capital Share Transactions

     The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:

                                                 Shares          Amount

      Balance at 7/1/1997                      11,325.987      $   112,471
                                              -----------      -----------

      Shares sold during 1998                  73,972.543          832,796
      Shares redeemed during 1998             (17,275.449)        (195,301)
      Reinvestment of Distributions 6/30/98       297.096            3,265
                                              -----------      -----------
      Balance at 7/1/98                        68,320.177          754,083
                                              -----------      -----------

      Shares sold during 1999                  33,858.650          363,607
      Shares redeemed during 1999             (21,814.254)        (241,834)
      Reinvestment of Distributions 12/29/98      172.798            1,947
                                              -----------      -----------

      Balance at 7/1/99                        80,537.371          877,803
                                              -----------      -----------

      Shares sold during 2000                  11,736.574          140,586
      Shares redeemed during 2000             ( 4,763.031)        ( 51,456)
      Reinvestment of Distributions 6/28/00     8,561.674           98,887
                                              -----------      -----------
      Balance at 7/1/00                        96,072.588        1,065,820
                                              -----------      -----------

      Shares sold during 2001                  22,285.066          254,526
      Shares redeemed during 2001             ( 3,214.621)        ( 35,922)
                                              -----------      -----------
      Balance at 7/1/01                       115,143.033        1,284,424
                                              -----------      -----------

     Shares sold during period                 20,979.562          264,136
     Shares redeemed during period              1,522.757           17,263
                                              -----------      -----------
     Balance at 1/1/02                        134,599.838       $1,531,297
                                              ===========      ===========









UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2001 AND
FOR THE YEARS ENDED JUNE 30, 2001, 2000, 1999 (UNAUDITED)

                                        12/2001    6/2001    6/2000    6/1999
NET ASSET VALUE, beginning of period    $13.16     $11.32    $11.35    $10.99
                                        ------     ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                 (.02)      (.03)      .03      (.01)

    Net gain on securities both realized
      and unrealized                      (.16)      1.87      1.07       .40
                                        ------     ------    ------    ------
                                          (.18)      1.84      1.10       .39
                                        ------     ------    ------    ------
STOCK DIVIDEND                               -          -     (1.13)     (.03)
                                        ------     ------    ------    ------
NET ASSET VALUE, end of period          $12.98     $11.32    $11.35    $10.99
                                        ======     ======    ======    ======

NET ASSETS, end of period           $1,747,170 $1,515,723 $1,087,653  $914,048
                                    ========== ========== ==========  ========


                                        Actual*    Actual     Actual     Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS   1.0%*      2.0%       2.0%      2.0%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                     (0.1%)*    (0.3%)      0.3%     (0.2%)
PORTFOLIO TURNOVER RATE                  15.1%*     25.6%      47.3%     40.7%

* The ratios presented were calculated using operating data for the six-month period from July 1, 2001 to December 31, 2001



        The accompanying notes are an integral part of these statements.

WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2001

WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

ASSETS

Investments in securities, at fair value,
 identified cost $ 276,515                                  $ 293,062

Cash                                                           40,452

Accrued interest and dividends                                    171

Prepaid expenses                                                  930

Due from Unrestricted Series                                       18

Organization expenses, net of accumulated
 amortization of $3,042                                           296
                                                           ----------
Total Assets                                                  334,929
                                                           ==========
LIABILITIES
Accounts payable                                                2,951

NET ASSETS
Net assets (equivalent to $10.38 based on
          31,991.793 shares of stock outstanding)          $  331,978
                                                           ==========

COMPOSITION OF NET ASSETS
   Shares of common stock                                  $  311,070

   Accumulated net investment loss                              4,361

   Net unrealized appreciation on investments                  16,547
                                                           ----------

Net assets at December 31, 2001                            $  331,978
                                                           ==========

        The accompanying notes are an integral part of these statements.

WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2001 (UNAUDITED)

                                           Historical
Common Stocks - 100%                Shares     Cost  		Value

Railroads - 11.1%
      Genessee & Wyoming, Inc.       1,000   $  8,519     $ 32,650

Aerospace and Defense -  7.8%
      Moog, Inc. (A)                   150      2,930        3,270
      Northrop Grumman Corp.           195      4,945       19,658
                                             --------     --------
                                                7,875       22,928
Electrical Equipment -  7.0%
      Corning, Inc.                  1,300     19,463       11,596
      Ultralife Batteries, Inc.      2,000      7,960        8,960
                                             --------     --------
                                               27,423       20,576
Computer Software - 6.9%
      Network Associates, Inc.         400      9,425       10,340
      Oracle                           650      8,846        8,977
      Veramark Tech, Inc.            1,500      9,782        1,050
                                             --------     --------
                                               28,053       20,367
Telecommunications Services - 5.9%
      AT&T Corporation                 250      6,430        4,535
      AT&T Wireless                     80      1,850        1,150
      Choice One Communications      1,000      3,750        3,500
      Worldcom, Group                  550     11,952        7,744
      Worldcom MCI Group                22        484          279
                                             --------     --------
                                               24,466       17,208
Leisure & Recreational - 5.9%
      Mattel, Inc.                   1,000     14,245       17,200

Real Estate and Related - 4.8%
      Home Properties of New York      200      5,623        6,320
      Sovran Self Storage              250      6,892        7,788
                                             --------     --------
                                               12,515       14,108
Computer Hardware - 4.6%
      Compaq Computer Corp.            400      8,560        3,904
      Dell Computer Corp.              350     10,734        9,513
                                             --------     --------
                                               19,294       13,417
Computer Networking - 3.6%
      Performance Technologies, Inc.   800      8,633       10,656

Computer Distributors - 3.5%
      Ingram Micro, Inc.               600     10,909       10,392

Electronic Components - 3.2%
      Astronics Corporation            605      5,021        6,849
      Astronics Corp., Class A         226          0        2,509
                                             --------     --------
                                                5,021        9,358
Broadcasting - 3.2%
      Adelphia Communications Corp     300      9,066        9,354

Tobacco Products - 3.1%
      Phillip Morris, Inc.             200      4,892        9,170

Chemical - 3.0%
      CPAC, Inc.                     1,200      7,236        8,868

Steel - 3.0%
      Gibraltar Steel Corporation      500      8,975        8,760

Food & Beverages - 2.9%
      Constellation Brands, Inc.       200      5,018        8,570

Semiconductors - 2.8%
      Motorola, Inc.                   550     11,544        8,261

Commercial Services - 2.7%
      Paychex, Inc.                    225      4,413        7,841

Industrial Services - 2.3%
      American Locker Group, Inc.      400      2,544        6,800


Metal Fabrication and Hardware - 2.1%
      Graham Corp.                     500      3,798        6,100

Computer Services - 2.0%
      Computer Task Group, Inc.      1,500     11,576        5,910

Photographic Equipment and Suppliers -  2.0%
      Eastman Kodak                    200      5,930        5,886

Furniture - 1.9%
      Bush Industries, Inc.            500      9,473        5,430

Office Equipment - 1.6%
      Xerox Corporation                450     12,059        4,689

Environment Services - 1.5%
      Sevenson Environmental Srvs, Inc 440      5,071        4,510

Industrial Materials - 1.0%
      Servotronics, Inc.               600      5,624        3,030

 Machinery - 0.4%
      Columbus McKinnon Corp.          100      2,344        1,025
                                             --------     --------
TOTAL COMMON STOCK                          $ 276,515    $ 293,062
                                            =========    =========


        The accompanying notes are an integral part of these statements.

WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2001 TO DECEMBER 31, 2001 AND
FOR THE YEARS ENDED JUNE 30, 2001, 2000 AND 1999  (UNAUDITED)


                                        12/2001    6/2001    6/2000    6/1999
INVESTMENT INCOME:
   Dividends                            $ 1,737   $ 4,814   $ 4,848   $ 2,904

EXPENSES:
   Management Fees                        1,832     3,364     2,980     2,042
   Reimbursement of Management Fees           -	   (2,623)   (5,306)   (5,924)
   Legal and Professional                   542     1,062     4,000     3,750
   Directors' Fee                           403       800       600       600
   Amortization                             387       778       778       776
   Fidelity Bond                            109       490       490       458
   Taxes                                    177	    ( 150)      472       382
   Registration Fees                        209       369       462       607
   Bank Service Charges                     204       475       340       767
   Dues and Subscriptions                   126        31        96        71
                                         -------   -------   -------   -------
                                          3,989     4,596     4,912     3,529
                                         -------   -------   -------   -------
Investment Income (loss) - net           (2,252)      218       (64)     (625)
                                         -------   -------   -------   -------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Realized gain (loss) from
     securities transactions              3,795      (160)     (359)   (2,829)
   Unrealized appreciation (depreciation)
     during the period                    5,747    10,535    15,314   (18,496)
                                         -------   -------   -------   -------
   Net gain (loss) on investments         9,542    10,375    14,955   (21,325)
                                         -------   -------   -------   -------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS            $ 7,290   $10,593   $14,891  $(21,950)
                                        ========  ========  ======== =========



WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1,2001 TO DECEMBER 31, 2001 AND
FOR THE YEARS ENDED JUNE 30, 2001, 2000, AND 1999  (UNAUDITED)

                                        12/2001    6/2001     6/2000   6/1999
DECREASE IN NET ASSETS FROM OPERATIONS:
   Investment  Income (loss) - net     $ (2,252)  $   218    $  (64) $   (625)
   Net realized (loss) from
     securities transactions              3,795      (160)     (359)   (2,829)
   Net change in unrealized appreciation
      (depreciation) of investments       5,747    10,535    15,314   (18,496)
                                         -------   -------   -------   -------

Increase (decrease) in net assets from
Operations                                7,290    10,593    14,891   (21,950)


CAPITAL SHARE TRANSACTIONS :
 Sales (2,695.616 3,596.766 225.479;
         and 11,777.098 shares)          27,500    34,500     2,000   108,178
 Redemptions (242.034 0,470.420;
         And 2,458.779 shares)           (2,503)        -    (4,497)  (20,254)
                                         -------   -------   -------   -------

 Total capital share transactions        24,997    34,500    (2,497)   87,924
                                         -------   -------   -------   -------

 Increase in net assets                  32,287    45,093    12,394    65,974

NET ASSETS:
   Beginning of period                  299,691   254,598   242,204   176,230
                                        --------  --------  --------  --------
   End of period                       $331,978  $299,691  $254,598  $242,204
                                       ========= ========= ========= =========

        The accompanying notes are an integral part of these statements.

WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001


(1)   The Organization

      The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") which was organized as a corporation in Mary-land on January 29, 1997 as an open-end, non-diversified management investment company under the Investment Company Act of 1940. On September 29, 1997, the Fund sold 10,500 shares of the
      Series to its initial investor for $105,000.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Series expects to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.

      The Series' initial shareholder has agreed that if any of the initial shares are redeemed during the first 60 months of the Series' operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

      The Series has distributed its net investment income and net realized capital gains to its shareholders on June 30, 1998 in the form of a stock dividend equal to 17.737 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3) Investments

      For the period 7/1/01 through 12/31/01, the Series purchased $36,335 of common stock. During the same period, the Series sold $41,803 of common stock.

      For the year ended June 30, 2001, the Series purchased $51,980 of common stock. During the same period, the Series sold $23,513 of common stock.

      For the year ended June 30, 2000, the Series purchased $122,072 of common stock. During the same period, the Series sold $56,388 of common stock.

      For the year ended June 30, 1999, the Series purchased $77,365 of common stock. During the same period, the Series sold $24,463 of common stock.

      At December 31, 2001, the gross unrealized appreciation for all securities totaled $71,892 and the gross unrealized depreciation for all securities totaled $55,345, or a net unrealized appreciation of $16,547. The aggre-gate cost of securities for federal income tax purposes at December 31, 2001was $276,515.

      At June 30, 2000, the gross unrealized appreciation for all securities totaled $32,853 and the gross unrealized depreciation for all securities totaled $32,964, or a net unrealized depreciation of $111. The aggre-gate cost of securities for federal income tax purposes at June 30, 2000 was $251,757.

      At June 30, 1999, the gross unrealized appreciation for all securities totaled $12,525 and the gross unrealized depreciation for all securities totaled $27,950, or a net unrealized depreciation of $15,425. The aggre-gate cost of securities for federal income tax purposes at June 30, 1999 was $186,431.

(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton &
      DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which includes selecting investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

      Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:

                                                     Shares          Amount
      Shares sold during 1998                       16,850.330   $   172,964
      Reinvestment of distributions 6/30/98             17.737           185
                                                   ------------  ------------
      Balance at 7/1/98                             16,868.067       173,149
                                                   ------------  ------------
      Shares sold during 1999                       11,777.098       108,178
      Shares redeemed during 1999                   (2,458.779)      (26,750)
                                                   ------------  ------------
      Balance at 7/1/99                             26,186.386       254,577
                                                   ------------  ------------
      Shares sold during 2000                          225.479         2,000
      Shares redeemed during 2000                     (470.420)      ( 5,005)
                                                   ------------  ------------
      Balance at 7/1/00                             25,941.445       251,572
                                                   ------------  ------------
      Shares sold during 2001                        3,596.766        34,500
      Shares redeemed during 2000                            -             -
                                                   ------------  ------------
      Balance at 7/1/01                             29,538.211       286,072
                                                   ------------  ------------
      Shares sold during the period	                 2,695.616        27,500
      Shares redeemed during the period               (242.034)       (2,503)
                                                   ------------  ------------
      Balance at 1/1/02                             31,991.793    $  311,069
                                                   ============  ============





                            WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
            FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2001 AND
              FOR THE YEARS ENDED JUNE 30, 2001, 2000 AND 1999 (UNAUDITED)

                                        12/2001    6/2001    6/2000    6/1999
NET ASSET VALUE, beginning of period    $ 10.12   $  9.81   $  9.25   $  10.45
                                        --------  --------  --------- --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)           (.17)       -         -      (0.05)

    Net gain (loss) on securities both
      realized and unrealized               .43       .31       .56     (1.15)
                                        --------  --------  --------- --------
                                            .26       .31	    .56     (1.20)
                                        --------  --------  --------- --------
STOCK DIVIDEND                                -         -         -          -
                                        --------  --------  --------- --------
NET ASSET VALUE, end of period          $ 10.38   $ 10.12   $   9.81  $  9.25
                                        ========  ========  ========= ========

NET ASSETS, end of period              $ 331,978 $ 299,691 $ 254,598 $ 242,204
                                        ========  ========  ========= ========

                                          Actual*   Actual    Actual    Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS     1.4%*      2.0%      2.0%      2.0%

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                         (0.8%)*     0.1%     (0.0%)    (0.4%)

PORTFOLIO TURNOVER RATE                    13.4%*      8.7%     23.5%     13.9%

* The ratios presented were calculated using operating data for the six-month period from July 1, 2001 to December 31, 2001.



        The accompanying notes are an integral part of these statements.